Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 24, 2024	May 16, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total cash paid to tax authorities			¥ 12,669	¥ 9,060	¥ 10,816
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 466	¥ 442	¥ 507
Aggregate value, outstanding			¥ 157,964
Total unrecognized compensation cost, based on fair value			¥ 10,873
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months 12 days
Number shares delivered			43,636,273
Total value of units delivered			¥ 34,362	¥ 23,978	¥ 28,704
Total fair value of awards vested			36,607	26,642	28,076
Total cash paid to tax authorities			¥ 12,669	9,060	10,816
RSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Extending vesting period		7 years
Total number of RSU granded		49,784,400
RSU awards [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			1 year
RSU awards [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		1 year
RSU awards [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
RSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Total intrinsic values, exercised			¥ 1,783	1,965	2,547
Aggregate value, outstanding			1,358
Aggregate intrinsic values, exercisable			1,229
Total unrecognized compensation cost, based on fair value
Total fair value of awards vested			72	415	467
RSU and SAR awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			35,577	35,216	27,941
SAR awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Cash received from exercise of compensation plans			953	4	11
Tax benefits recognized in earnings for compensation expense			0	87	206
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			15,936	11,544	4,566
Tax benefits recognized in earnings for compensation expense			186	164	125
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 310
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months 24 days
Total fair value of awards vested			¥ 7,479	6,174	7,247
NSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	7 years
Total grant date fair value	¥ 7,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			852
Total fair value of awards vested			3,179	1,380	559
PSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share based compensation arrangement by share based payment award at percentage payout rate		150.00%
Granted awards		782,100
PSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted awards		1,173,200
RSU and SAR plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 0	¥ 0	¥ 0